UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street    Omaha, Nebraska     68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

ASCENDANT NATURAL RESOURCES FUND

Annual Report

September 30, 2012

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Advisors Natural Resources Fund

Shareholder Letter

September 30, 2012

The Ascendant Natural Resources Fund (the "Fund") began trading on October 5, 2011. The Fund invests at least 80% of portfolio assets in stocks of companies involved in natural resource industries, including oil & gas, precious metals, agriculture, timber and other "hard asset" commodities. Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

Since inception through September 30, 2012 the Fund Class I (NRGIX) returned 15.52%, compared to 17.33% in the S&P North American Natural Resources Sector Index.  Top performing industries were Refining and Marketing, Fertilizers and Agriculture, and Diversified Metals and Mining.  Detractors to returns were holdings in the Metal and Glass Containers, Gold, and Paper Products industries.

Our Fund is designed to give investors exposure to a broad group of natural resource equities as well as a few specific commodity exposures gained indirectly through funds, ETF’s or ETN’s.  Political, fiscal, and monetary policy risks often impact the outlook for natural resources and the companies who produce them.  We are constantly looking for the most attractively valued stocks in these sectors/industries that have strong earnings potential.  Given the current environment we like precious metals and small-mid cap exploration and production companies for near term capital gain exposure.

Regards,

Todd Smurl, CFA

Portfolio Manager

1762-NLD-11/02/2012

Ascendant Natural Resources Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2012, compared to its benchmarks:

Inception**- September 30, 2012
Ascendant Natural Resources Fund Class A Shares	14.41%
Ascendant Natural Resources Fund Class A Shares with load	7.84%
Ascendant Natural Resources Fund Class C Shares	13.81%
Ascendant Natural Resources Fund Class I Shares	15.52%
S&P North American Natural Resource Sector Index	17.33%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including expenses of the underlying funds, are 1.95%, 2.70 and 1.70%, respectively, for Class A, Class Cand Class I shares per the March 20, 2012 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

S&P North American Natural Resource Sector Index is an equity benchmark that represents U.S. traded securities across a broadly defined North American Natural Resource sector. S&P Indices uses GICS® to determine a company’s classification. The index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis.

Comparison of the Change in Value of a $10,000 Investment

Ascendant Natural Resources Fund
PORTFOLIO REVIEW (Continued)
September 30, 2012 (Unaudited)

Percent of
Top Asset Class/Industry Sector +	Net Assets
Energy	69.1%
Basic Materials	14.1%
Exchange Traded Funds - Commodity	6.1%
Financial	5.9%
Industrial	3.7%
Other, Cash & Cash Equivalents	1.1%
100.0%

+ Represents holdings of the Ascendant Natural Resources Master Fund.

ASCENDANT NATURAL RESOURCES FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012

ASSETS
Investment in Ascendant Natural Resources Master Fund ("Master Fund")(Cost $3,704,736)	$ 3,970,056
Cash & cash equivalents	18,386
Dividends and interest receivable	1
Receivable due from Advisor	57,239
Prepaid expenses and other assets	7,587
TOTAL ASSETS	4,053,269

LIABILITIES
Payable for investments in the Master Fund	12,000
Fees payable to affiliates	5,053
Distribution (12b-1) fees payable	672
Accrued expenses and other liabilities	14,678
TOTAL LIABILITIES	32,403
NET ASSETS	$ 4,020,866

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,903,544
Accumulated net investment loss	(17,058)
Accumulated net realized loss from security transactions	(130,940)
Net unrealized appreciation of investments	265,320
NET ASSETS	$ 4,020,866

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 3,068,855
Shares of beneficial interest outstanding	269,319
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 11.39
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 12.08

Class C Shares:
Net Assets	$ 68,534
Shares of beneficial interest outstanding	6,046
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.33	(b)

Class I Shares:
Net Assets	$ 883,477
Shares of beneficial interest outstanding	76,793
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.50

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.
(b) NAV may not recompute due to rounding of shares.

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2012*

INVESTMENT INCOME
Dividends (less foreign tax withholding of $233)	$ 16,637
Dividend income allocated from the Master Fund	32,592
Interest	35
Interest income allocated from the Master Fund	79
Expenses allocated from the Master Fund	(95,388)
Master Fund fees waived by the Advisor	95,204
TOTAL INVESTMENT INCOME	49,159

EXPENSES
Investment advisory fees	21,669
Distribution (12b-1) fees:
Class A	5,539
Class C	339
Administrative services fees	41,688
Professional fees	19,805
Transfer agent fees	18,090
Registration fees	13,600
Compliance officer fees	6,073
Printing and postage expenses	5,837
Trustees fees and expenses	5,606
Custodian fees	4,966
Insurance expense	57
Other expenses	5,217
TOTAL EXPENSES	148,486

Less: Fees waived and reimbursed by the Advisor	(80,390)

NET EXPENSES	68,096
NET INVESTMENT LOSS	(18,937)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Security transactions	(16,044)
Security transactions allocated from the Master Fund	(106,882)
(122,926)
Net change in unrealized appreciation of:
Investments allocated from the Master Fund	265,320
265,320
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	142,394

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 123,457

* The Ascendant Natural Resources Fund commenced operations on October 5, 2011

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2012**
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$ (18,937)
Net realized loss from security transactions	(122,926)
Net change in unrealized appreciation of investments	265,320
Net increase in net assets resulting from operations	123,457

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(6,972)
Class I	(324)
Net decrease in net assets resulting from distributions to shareholders	(7,296)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,428,662
Class C	69,210
Class I	1,808,374
Net asset value of shares issued in reinvestment of distributions:
Class A	6,946
Class I	324
Redemption fee proceeds:
Class A	236
Class I	12
Payments for shares redeemed:
Class A	(408,281)
Class C	(10)
Class I	(1,000,768)
Net increase in net assets resulting from shares of beneficial interest	3,904,705

TOTAL INCREASE IN NET ASSETS	4,020,866

NET ASSETS
Beginning of Period	-
End of Period*	$ 4,020,866
*Includes accumulated net investment loss of:	$ (17,058)

See accompanying notes to financial statements.
ASCENDANT NATURAL RESOURCES FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2012**
SHARE ACTIVITY
Class A:
Shares Sold	306,420
Shares Reinvested	635
Shares Redeemed	(37,736)
Net increase in shares of beneficial interest outstanding	269,319

Class C:
Shares Sold	6,047
Shares Redeemed	(1)
Net increase in shares of beneficial interest outstanding	6,046

Class I:
Shares Sold	168,342
Shares Reinvested	29
Shares Redeemed	(91,578)
Net increase in shares of beneficial interest outstanding	76,793

** The Ascendant Natural Resources Fund commenced operations on October 5, 2011

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A		Class C		Class I
		Period Ended		Period Ended		Period Ended
		September 30,		September 30,		September 30,
		2012 (1)		2012 (1)		2012 (1)
Net asset value, beginning of period		$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.08)		(0.22)		(0.06)
	Net realized and unrealized
	gain on investments	1.52		1.60		1.61
Total from investment operations		1.44		1.38		1.55

Less distributions from:
	Net realized gains	(0.05)		(0.05)		(0.05)
Total distributions		(0.05)		(0.05)		(0.05)

Paid-in-Capital From Redemption Fees		-	(11)	-	(11)	-	(11)

Net asset value, end of period		$ 11.39		$ 11.33		$ 11.50

Total return (3)		14.41%	(8)	13.81%	(8)	15.52%	(8)

Net assets, at end of period (000s)		$ 3,069		$ 69		$ 883

Ratio of gross expenses to average
	net assets (4)(5)(6)(7)	9.07%		9.82%		8.82%
Ratio of net expenses to average
	net assets (5)(6)(7)	2.60%		3.35%		2.35%
Ratio of net investment loss
	to average net assets (5)(6)(7)	(0.72)%		(1.47)%		(0.47)%

Portfolio Turnover Rate (8)(9)(10)		92%		92%		92%

(1)	The Ascendant Natural Resources Fund's Class A, Class C and Class I shares commenced operations on October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests except from the Master Fund.
(7)	Includes the Fund's share of income and expenses allocated from the Master Fund.
(8)	Not annualized.
(9)	Funds' portfolio turnover prior to converision into a Feeder Fund was 58%.
(10)	Calculated based on investment activity of Ascendant Natural Resources Master Fund.
(11)	Less than $0.005 per share.

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2012

1.

ORGANIZATION

The Ascendant Natural Resources Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. On March 21, 2012, the Fund transferred substantially all of its assets to the Ascendant Natural Resources Master Fund. The transaction had no material effect on an investment in the Fund.  The Fund’s investment objective is to seek growth of capital.

The Fund is a “feeder” fund that currently invests substantially all of its assets in the Ascendant Natural Resources Master Fund, a series of Northern Lights Fund Trust (the “Master Fund”), which has the same investment objective and strategies as the Fund. Generally all investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Fund. As of September 30, 2012, the Fund’s proportionate interest in the net assets of the Master Fund was 99.995%. The Fund also may invest in additional master funds, other investment companies managed by Ascendant Advisors, LLC, or directly in a portfolio of securities.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – The Fund records its investment in the Master Fund at fair value, which generally represents its proportionate ownership of the Members’ Capital of the Master Fund.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

 Valuation of the investments of the Master Fund is further discussed in Note 2 to its financial statements which are attached herein.

Cash and Cash Equivalents – The Fund considers all highly-liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Security transactions and related income – The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,967,963 and $1,227,344, respectively, prior to conversion into a Feeder Fund.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Ascendant Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .50% of the Fund’s average daily net assets. Under the terms of the Master Fund Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Ascendant Natural Resources Master’s Fund's average daily assets, making the total combined annual fee the Adviser receives from the Natural Resources Fund, master and feeder, 1.35%.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) and including the expenses allocated from the Master Fund, do not exceed 2.60% per annum of Class A average daily net assets, 3.35% per annum for Class C average daily net assets, and 2.35% per annum for Class I average daily net assets.  For the period ended September 30, 2012, the Advisor waived and reimbursed expenses in the amount of $175,594.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 2.60%, 3.35% and 2.35% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

reimbursement does not cause the Fund's expenses to exceed 2.60%, 3.35% and 2.35% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 2.60%, 3.35% and 2.35% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amount is subject to recapture by the Fund by the following date:

9/30/2015	$175,594

During the period ended September 30, 2012, AWM Services, LLC, a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund.  AWM Services, LLC received $135 in brokerage commissions.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the period ended September 30, 2012, the Distributor received $5,828 in underwriting commissions for sales of Class A shares, of which $915 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.

Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the period ended September 30, 2012 was as follows:

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (131,357)	$ 248,679	$ 117,322

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain/(loss) from security transactions is primarily attributable to the adjustments for the Master Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
$ 21,883

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
$ 109,474

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and foreign currency gains and adjustments for real estate investment trusts, resulted in reclassification for the period ended September 30, 2012 as follows:

Paid in	Accumulated Net	Accumulated Net Realized Gain/(Loss)
Capital	Investment Loss	from Security Transactions
$ (1,161)	$ 1,879	$ (718)

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended September 30, 2012, Class A and Class I assessed $236 and $12, respectively, in redemption fees.

7.

 NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”)”.  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

 Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ascendant Natural Resources Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Ascendant Natural Resources Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the "Fund") as of September 30, 2012, and related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 5, 2011 (commencement of operations) through September 30, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ascendant Natural Resources Fund, as of September 30, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period October 5, 2011 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 29, 2012

ASCENDANT NATURAL RESOURCES FUND

EXPENSE EXAMPLES

September 30, 2012 (Unaudited)

As a shareholder of the Ascendant Natural Resources Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ascendant Natural Resources Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ascendant Natural Resources Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12– 9/30/12	Expense Ratio During Period** 4/1/12 – 9/30/12
Class A	$1,000.00	$988.70	$12.93	2.60%
Class C	1,000.00	985.20	16.63	3.35
Class I	1,000.00	989.70	11.69	2.35

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12 – 9/30/12	Expense Ratio During Period** 4/1/12 – 9/30/12
Class A	$1,000.00	$1,012.00	$13.08	2.60%
Class C	1,000.00	1,008.24	16.83	3.35
Class I	1,000.00	1,013.25	11.83	2.35

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

ASCENDANT NATURAL RESOURCES FUND

SUPPLEMENTAL INFORMATION

September 30, 2012 (Unaudited)

Approval of Advisory Agreement – Ascendant Balanced Fund, Ascendant Natural Resources Fund, and Ascendant Multi-Cap Equity Fund

In connection with a regular meeting held on May 18, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisory, LLC ( the “Adviser”) and the Trust, on behalf of Ascendant Balanced Fund, Ascendant Natural Resources Fund, and Ascendant Multi-Cap Equity Fund (each a “Fund” or collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials relat ed to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding each Fund ’ s investment objective and investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its f und management personnel.  The Trustees , including the Independent Trustees, concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider investment performance of the Funds.  However, the Board considered the past performance of the Adviser and composite past performance figures for its separate accounts using strategies what would mirror the strategies used for the Funds  The Board also reviewed other factors relating to the Adviser’s track record. The Board noted that the Adviser’s investment decisions are based heavily on a proprietary, quantitative process developed by the Adviser. The Board , including the Independent Trustees, concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.10% annual advisory fee , based on the average net assets , to the Balanced Fund , 1.35% annual advisory fee, based on average net assets, to the Natural Resources Fund, and 1.15%, based on average net assets, to the Multi-Cap Equity Fund ..  The Trustees , including the Independent Trustees, concluded that each Fund ’ s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Funds expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board , including the

ASCENDANT NATURAL RESOURCES FUND

SUPPLEMENTAL INFORMATION

September 30, 2012 (Unaudited)

Independent Trustees, that based on the anticipated size of Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time ..

 Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees , including the Independent Trustees, concluded that because of the Funds’ expense limitation agreement s and their expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Funds.

ASCENDANT NATURAL RESOURCES MASTER FUND

Annual Report

September 30, 2012

www.ascendantfunds.com

1 (855) 527-2363

Ascendant Natural Resources Master Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012
Shares		Value
	COMMON STOCKS - 92.8%
	CHEMICALS - 3.7%
652	CF Industries Holdings, Inc.	$ 144,900

	MACHINERY-DIVERSIFIED - 2.1%
990	Deere & Co.	81,665

	MINING - 10.5%
2,250	AngloGold Ashanti Ltd.	78,862
2,327	Freeport-McMoRan Copper & Gold, Inc.	92,103
1,738	Goldcorp, Inc.	79,687
1,665	Newmont Mining Corp.	93,257
3,900	Yamana Gold, Inc.	74,529
		418,438
	OIL & GAS - 53.3%
1,192	Anadarko Petroleum Corp.	83,345
1,249	Apache Corp.	108,001
3,567	BP PLC - ADR	151,098
2,972	Canadian Natural Resources Ltd.	91,508
1,237	Chevron Corp.	144,185
461	CNOOC Ltd. - ADR	93,459
1,811	ConocoPhillips	103,553
4,963	Denbury Resources, Inc. *	80,202
2,037	Diamond Offshore Drilling, Inc.	134,055
1,418	EOG Resources, Inc.	158,887
1,147	Exxon Mobil Corp.	104,893
11,344	Halcon Resources Corp. *	83,152
2,374	HollyFrontier Corp.	97,975
3,004	Imperial Oil Ltd.	138,274
2,779	Marathon Oil Corp.	82,175
1,237	Noble Energy, Inc.	114,682
1,035	Occidental Petroleum Corp.	89,072
1,395	Royal Dutch Shell PLC	96,827
4,906	Suncor Energy, Inc.	161,162
		2,116,505
	OIL & GAS SERVICES - 11.1%
382	Core Laboratories NV	46,405
2,217	Halliburton Co.	74,691
4,468	Helix Energy Solutions Group, Inc. *	81,630
1,969	National Oilwell Varco, Inc.	157,737
1,001	Oil States International, Inc. *	79,539
		440,002

See accompanying notes to financial statements.
Ascendant Natural Resources Master Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value
	PACKAGING & CONTAINERS - 1.6%
1,789	Packaging Corp. of America	$ 64,941

	PIPELINES - 4.6%
1,451	Enterprise Products Partners LP	77,774
1,204	Plains All American Pipeline LP	106,193
		183,967
	REITS - 5.9%
2,329	Rayonier, Inc.	114,144
4,546	Weyerhaeuser Co.	118,832
		232,976

	TOTAL COMMON STOCKS (Cost $3,435,817)	3,683,394

	EXCHANGE TRADED FUNDS - 6.1%
	COMMODITY FUNDS - 6.1%
2,433	iShares Silver Trust *	81,457
945	SPDR Gold Shares *	162,559
	TOTAL EXCHANGE TRADED FUNDS (Cost $232,667)	244,016

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
65,539	Dreyfus Cash Management, to yield 0.24% ** (Cost $65,539)	65,539

	TOTAL INVESTMENTS - 100.6% (Cost $3,734,023) (a)	$ 3,992,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(22,796)
	MEMBERS' CAPITAL - 100.0%	$ 3,970,153

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,750,669 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 276,268
	Unrealized Depreciation:	(33,988)
	Net Unrealized Appreciation:	$ 242,280
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012

ASSETS
Investment in Securities (identified cost $3,734,023)	$ 3,992,949
Receivable for securities sold	156,872
Contribution receivable	12,000
Dividends and interest receivable	3,974
Prepaid expenses and other assets	118
TOTAL ASSETS	4,165,913

LIABILITIES
Payable for investments purchased	163,851
Due to custodian	11,610
Fees payable to other affiliates	2,916
Investment advisory fees payable	2,703
Accrued expenses and other liabilities	14,680
TOTAL LIABILITIES	195,760
MEMBERS' CAPITAL	$ 3,970,153

MEMBERS' CAPITAL	$ 3,970,153

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2012*

INVESTMENT INCOME
Dividends	$ 32,593
Interest	79
TOTAL INVESTMENT INCOME	32,672

EXPENSES
Investment advisory fees	14,219
Professional fees	49,853
Administrative services fees	17,614
Printing and postage expenses	4,156
Custodian fees	3,528
Trustees fees and expenses	2,575
Compliance officer fees	2,231
Insurance expense	68
Other expenses	1,146
TOTAL EXPENSES	95,390

NET INVESTMENT LOSS	(62,718)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(106,886)
Net change in unrealized appreciation of investments	258,926
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	152,040

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$ 89,322

* The Ascendant Natural Resources Master Fund commenced operations on March 20, 2012

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
STATEMENT OF CHANGES IN MEMBERS' CAPITAL

Period Ended
September 30,
2012*
INCREASE (DECREASE) IN MEMBERS' CAPITAL
FROM OPERATIONS
Net investment loss	$ (62,718)
Net realized loss from security transactions	(106,886)
Net change in unrealized appreciation of investments	258,926
Net increase in Members' Capital resulting from operations	89,322

CONTRIBUTIONS/WITHDRAWALS
Contributions	4,148,481
Withdrawals	(267,650)
Net Contributions (Withdrawals)	3,880,831

TOTAL INCREASE IN MEMBERS' CAPITAL	3,970,153

MEMBERS' CAPITAL
Beginning of period	-
End of period	$ 3,970,153

* The Ascendant Natural Resources Master Fund commenced operations on March 20, 2012

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
FINANCIAL HIGHLIGHTS

		Period Ended
		September 30,
		2012 (1)

Total return (2)		2.59%

Members' Capital, at end of period (000s)		$ 3,970

Ratio of net expenses to average
	Members' Capital (3)	5.70%	(4)
Ratio of net investment loss
	to average Members' Capital (3)	(3.75)%	(4)

Portfolio Turnover Rate		92%	(2)

(1)	Ascendant Natural Resources Master Fund commenced operations on March 20, 2012.
(2)	Not annualized.
(3)	Does not include the expenses of other investment companies in which the Fund invests.
(4)	Annualized.

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2012

1.

ORGANIZATION

The Ascendant Natural Resources Master Fund (the “Master Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Master Fund’s investment objective is to seek growth of capital.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “Feeder Funds”) investing all or a substantial portion of their assets in the Master Fund. At September 30, 2012, Ascendant Natural Resources Fund, and Pxyis Natural Resources Fund are the only investors invested in the Master Fund, and own 100% and 0.0% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Master Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Master Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Master Fund’s assets measured at fair value:

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Ascendant Natural Resources Master Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,683,394	$ -	$ -	$ 3,683,394
Exchange Traded Funds	244,016	-	-	244,016
Short-Term Investments	65,539	-	-	65,539
Total	$ 3,992,949	$ -	$ -	$ 3,992,949

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes – The Master Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Master Fund (each a “Member”, together the “Members”) will be treated as a partner of the Master Fund and, as such, will be taxed upon its distributive share of each item of the Master Fund’s income, gain, loss, deductions and credits for each taxable year of the Master Fund ending with or within each Member’s taxable year. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Master Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Master Fund’s 2012 tax returns. The Master Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Master Fund makes significant investments; however, the Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,912,259 and $2,867,848, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Ascendant Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

During the period ended September 30, 2012, AWM Services, LLC, a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund.  AWM Services, LLC received $7,168 in brokerage commissions.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”)”.  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

 Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

6.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ascendant Natural Resources Master Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Ascendant Natural Resources Master Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the "Fund"), including the portfolio of investments, as of September 30, 2012, and related statement of operations, the statement of changes in net assets, and the financial highlights for the period March 20, 2012 (commencement of operations) through September 30, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ascendant Natural Resources Master Fund, as of September 30, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period March 20, 2012 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 29, 2012

ASCENDANT NATURAL RESOURCES MASTER FUND

EXPENSE EXAMPLES

September 30, 2012 (Unaudited)

As a shareholder of the Ascendant Natural Resources Master Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ascendant Natural Resources Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ascendant Natural Resource Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12– 9/30/12	Expense Ratio During Period** 4/1/12 – 9/30/12
Actual	$1,000.00	$974.60	$28.15	5.70%

Hypothetical (5% return before expenses)	$1,000.00	$996.50	$28.46	5.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

ASCENDANT NATURAL RESOURCES MASTER FUND

SUPPLEMENTAL INFORMATION

September 30, 2012 (Unaudited)

Approval of Advisory Agreements –Ascendant Natural Resources Fund and Ascendant Natural Resources Master Fund

The Board of Trustees of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the Investment Advisory Agreements (the “Independent Trustees”) initially considered and approved the Investment Advisory Agreement between the Trust and Ascendant Advisors, LLC (the “Adviser”), on behalf of the Ascendant Natural Resources Fund (the “Fund”), on May 18, 2011.  At the September 21, 2011 Board meeting, the Board considered and approved (1) a proposal to establish the Ascendant Natural Resources Master Fund (the “Master Fund”), (2) the Investment Advisory Agreement for the Master Fund (the “Master Agreement”), and (3) a proposal to reduce the advisory fee paid by the Fund because the Adviser would also receive an advisory fee from the Master Fund.  The definitive Master Agreement, and the Amended Fund Agreement, reflecting the current advisory fees paid by the Fund and the Master Fund, were approved on February 22, 2012.

The following is a combined summary of the Board’s deliberations and conclusions reached at the Board meetings related to the approvals of the Fund Agreement and the Master Agreement.  In their consideration of the proposed Agreements, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreements included the following:

Nature, Extent and Quality of Services.  Presentations were given by representatives of the Adviser regarding the Funds’ investment objective and investment strategies, the plan to structure the Fund as a master-feeder structure to better facilitate promotion of the Fund by the Adviser and separate feeder funds.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel and the services provided to each the Fund and the Master Fund. The Board also considered financial information about the firm provided by the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not  commenced operations prior to the initial approval, and very limited operations at the time of the September and February meetings, the Trustees did not consider the investment performance of the Fund.  They did review and consider Adviser-provided performance information for the Adviser’s natural resources strategy and noted it had outperformed the S&P North American Natural Resources Index 6.7% for the year-to-date period ended August 31, 2011.  The Board noted that the Adviser’s investment decisions are based heavily on a proprietary, quantitative process developed by the Adviser.  The Board concluded that the proposed investment strategy and the Adviser’s investment process suggests it is qualified to manage the Fund and the Master Fund, and that the Adviser’s performance was reasonable.

Fees and Expenses.  The Board compared the advisory fee and proposed expense ratio to the fees and expenses charged by a peer group of funds in the same Morningstar category.  The Board noted that the proposed total advisory fees and expense ratio was higher than the averages for the peer group, but lower than or in line with certain funds in the peer group.  The Board noted that the Adviser believes that the advisory fees reflect its unique investment process and sophisticated portfolio management team.  The Board also noted that the Adviser’s reliance on quantitative analysis requires it to invest significant amounts in its personnel and research.  The Board also compared the advisory fees to the fees charged by the Adviser for its separate accounts.  Additionally, the Board noted that the Adviser had agreed to contractually limit the normal operating expenses of the Fund.  The Trustees concluded that the Fund’s and the Master Fund’s advisory fees were reasonable.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  The Adviser noted it expects the Master Fund to reach economics of scale sooner due to the master feeder structure, which would benefit the shareholders of the Fund.  After discussion, it was the consensus of the Board that based on the anticipated size of the Fund and the Master Fund for the initial two years of the Advisory Agreements, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials

ASCENDANT NATURAL RESOURCES MASTER FUND

SUPPLEMENTAL INFORMATION

September 30, 2012 (Unaudited)

 provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  They also considered the profits to be realized by the Adviser (if any) from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreements and the expected asset levels, the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure of the Funds was reasonable and that approval of the Advisory Agreements was in the best interests of the Trust and the shareholders of the Funds.

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	100

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	100	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

7/31/12-Vs 1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $23,000

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012 – $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/12

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/7/12